Property and Equipment, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2023 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 3,617	$ 497	¥ 3,735	¥ 2,802
Impairment loss for property and equipment	¥ 0		¥ 3,674	¥ 0